American Growth Fund Series Two
Risk Return Summary
Investment Objectives/Goals
The Fund´s primary objective is growth of capital.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 11 of the Fund´s prospectus and under Distribution of Fund Shares, Page 14 of the Fund´s statement of additional information.
SHAREHOLDER FEES: (fees paid directly from your investment)
Shareholder Fees American Growth Fund Series Two	CLASS E		CLASS F
Shareholder Fees Column [Text]	Class E		Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	1.00%	[1]	1.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends	none		none
Redemption Fees	none		none
Exchange Fee	none		none
Maximum Account Fee	none		none
[1]	Purchases of Class E shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
[2]	For one year.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses American Growth Fund Series Two		CLASS E	CLASS F
Operating Expenses Column [Text]		Class E	Class F
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) fees		0.30%	1.00%
Other Expenses	[1]	3.51%	3.51%
Total Annual Fund Operating Expenses		4.81%	5.51%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Growth Fund Series Two (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
CLASS E	Class E	1,031	1,947
CLASS F	Class F	653	1,649

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption American Growth Fund Series Two (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
CLASS E	Class E	1,031	1,947
CLASS F	Class F	553	1,649

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance.
Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow.
Principal risks of investing in the Fund

The primary risks of investing in the Fund are:

Stock Market Risk - the value of an investment may fluctuate,

Industry and Security Risk - risks relating to an industry as a whole or a company´s prospects for business success,

Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,

Liquidity Risk - a given security or asset may not be readily marketable,

Small Cap Risk - small cap stock risk tend to have a high exposure to market fluctuations and failure,

Mid Cap Risk - mid cap stock risk tend to have a greater exposure to market fluctuations and failure.

Convertible Security Risk - risk of loss of principal at maturity.

Loss of some or all of the money you invest is a risk of investing in the Fund.